Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables [abstract]
Trade payables	$ 4,893	$ 5,360
Other payables	1,407	1,327
Total	6,300	6,687
Current	6,296	$ 6,687
Non-current	$ 4